As filed with the Securities and Exchange Commission on April 18, 2012

Registration No. 333-179606

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-2
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933  [X]

Pre-Effective Amendment No. 3  [X]
Post-Effective Amendment No. [  ]

FIRSTHAND TECHNOLOGY VALUE FUND, INC.
(Exact Name of Registrant as Specified in Charter)

150 Almaden Blvd., Suite 1250, San Jose, California 95113
(Address of Principal Executive Offices)
(408) 886-7096
(Registrant’s Telephone Number, including Area Code)

Kevin M. Landis
Firsthand Capital Management, Inc.
150 Almaden Blvd., Suite 1250
San Jose, California 95113
(Name and Address of Agent for Service)

Copies to:

Kelvin K. Leung, Esq. Firsthand Capital Management, Inc. 150 Almaden Blvd., Suite 1250 San Jose, California 95113	David A. Hearth, Esq. Paul Hastings LLP 55 Second Street, 24th Floor San Francisco, California 94105	Thomas R. Westle, Esq. Brad L. Shiffman, Esq. Mary K. Stokes, Esq. Blank Rome LLP The Chrysler Building Lexington Avenue New York, New York 10174

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [  ]

It is proposed that this filing will become effective (check appropriate box):

[ ]	when declared effective pursuant to section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered (1)	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price (1)	Amount of Registration Fee (2)
Common Stock $.001 par value per share			$115,000,000	$13,179*
(1)	Estimated pursuant to Rule 457 solely for the purpose of determining the registration fee.
(2)	Paid herewith.

* The total amount was previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Incorporated by Reference

Parts A, B, and C from Pre-Effective Amendment No. 2 filed April 18, 2012.

FIRSTHAND TECHNOLOGY VALUE FUND, INC.
150 Almaden Boulevard, Suite 1250
San Jose, California 95113
Telephone: (408) 886-7096

FORM N-2

PART C

OTHER INFORMATION

Item 25.  Financial Statements and Exhibits

Incorporated by reference to Pre-Effective Amendment No. 2 filed on April 18, 2012.

(2)	Exhibits

Exhibit Number	Description

(a)(1)
Registrant’s Articles of Amendment and Restatement are incorporated by reference to Exhibit (a)(2) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File No. 333-168195) as filed with the Securities and Exchange Commission on September 24, 2010.

(a)(2)
Certificate of Correction to Registrant’s Articles of Amendment and Restatement – incorporated by reference to the Registrant’s Registration Statement on Form N-2 (File No. 333-179606) as filed with the Securities and Exchange Commission on February 21, 2012.

(b)
Registrant’s Amended and Restated Bylaws are incorporated by reference to Exhibit (b)(2) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File No. 333-168195) as filed with the Securities and Exchange Commission on September 24, 2010.

(c)	Voting Trust Agreement — none.

(d)	Form of Stock Certificate — not applicable.

(e)
Registrant’s Dividend Reinvestment Plan is incorporated by reference to Exhibit (e) of Pre-Effective Amendment to the Registrant’s Registration Statement on Form N-2 (File No. 333-168195) as filed with the Securities and Exchange Commission on September 24, 2010.

(f)	Long-Term Debt Instruments — none.

(g)
Form of Investment Management Agreement between Registrant and SiVest Group, Inc. (now known as Firsthand Capital Management, Inc.) is incorporated by reference to Exhibit (g) of Pre-Effective Amendment to the Registrant’s Registration Statement on Form N-2 (File No. 333-168195) as filed with the Securities and Exchange Commission on September 24, 2010.

(h)	Form of Underwriting Agreement filed herewith.

(i)	Bonus, Profit Sharing, Pension Plans — not applicable.

(j)(1)
Form of Custodian Services Agreement between Registrant and PFPC Trust Company is incorporated by reference to Exhibit (j) of Pre-Effective Amendment to the Registrant’s Registration Statement on Form N-2 (File No. 333-168195) as filed with the Securities and Exchange Commission on September 24, 2010.

(j)(2)
Notice of Assignment dated February 9, 2011 by PFPC Trust Company assigning Custodian Services Agreement – incorporated by reference to the Registrant’s Registration Statement on Form N-2 (File No. 333-179606) as filed with the Securities and Exchange Commission on February 21, 2012.

(k)	Other Material Contracts:

(k)(1)
Form of Administration and Accounting Agreement between Registrant and BNY Mellon Investment Servicing (US), Inc. is incorporated by reference to Exhibit (k)(1) of Pre-Effective Amendment to the Registrant’s Registration Statement on Form N-2 (File No. 333-168195) as filed with the Securities and Exchange Commission on September 24, 2010.

(k)(2)
Form of Transfer Agency Services Agreement between Registrant and BNY Mellon Investment Servicing (US), Inc. is incorporated by reference to Exhibit (k)(2) of Pre-Effective Amendment to the Registrant’s Registration Statement on Form N-2 (File No. 333-168195) as filed with the Securities and Exchange Commission on September 24, 2010.

(l)
Opinion and Consent of Venable LLP – incorporated by reference to the Registrant’s Registration Statement on Form N-2 (File No. 333-179606) as filed with the Securities and Exchange Commission on February 21, 2012.

(m)	Non-Resident Officers/Directors — none.

(n)
Consent of Tait, Weller & Baker LLP – none (included as Exhibit (n) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (File No. 333-168195) as filed with the Securities and Exchange Commission on April 18, 2012).

(o)	Omitted Financial Statements — none.

(p)	Subscription Agreement — none.

(q)	Model Retirement Plans — none

(r)
Code of Ethics of Registrant and SiVest Group, Inc. (now known as Firsthand Capital Management, Inc.) is incorporated by reference to Exhibit (r) of Pre-Effective Amendment to the Registrant’s Registration Statement on Form N-2 (File No. 333-168195) as filed with the Securities and Exchange Commission on September 24, 2010.

(s)	Powers of Attorney – incorporated by reference to the Registrant’s Registration Statement on Form N-2 (File No. 333-179606) as filed with the Securities and Exchange Commission on February 21, 2012.

Item 26.  Marketing Arrangements

Reference is made to (i) the form of Underwriting Agreement to be filed as an exhibit to this Registration Statement by amendment, and (ii) the section in the prospectus which forms a part of this Registration Statement entitled “Underwriting” (Part A of the Registration Statement).

Item 27.  Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Securities and Exchange Commission fees	$13,179
FINRA fees	$9,000
Printing and engraving expenses	$10,000*
Accounting fees and expenses	$5,000
Legal fees and expenses	$135,000*
Nasdaq listing fees	$33,000*
Miscellaneous fees and expenses	$5,000*
Total	$210,179
___________
*	Estimated.
±	Estimated expenses are presently not known and cannot be determined.

Item 28.  Persons Controlled by or Under Common Control with Registrant — none.

Item 29.  Number of Holders of Securities

The following table sets forth the number of record holders of the Registrant’s common stock as of March 31, 2012

Title of Class	Number of Record Holders
Common Stock, $0.001 par value per share	2,473

Item 30.  Indemnification.

Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (1) actual receipt of an improper benefit or profit in money, property or services or (2) active and deliberate dishonesty established by a final judgment as being material to the cause of action.  Our charter contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the 1940 Act.

Our charter authorizes us and our bylaws obligate us, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director or officer and at our request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan, limited liability company, or other enterprise as a director, officer, partner, member, manager, or trustee, and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in that capacity, from and against any claim or liability to which that individual may become subject or which that individual may incur by reason of his or her service in such capacity and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding without requiring a preliminary determination of the director’s or officer’s ultimate entitlement to indemnification.  The charter and bylaws also permit us to indemnify and advance expenses to any individual who served a predecessor of us in any of the capacities described above and any of our employees or agents or any employees or agents of our predecessor.  In accordance with the 1940 Act, we will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Maryland law requires a corporation (unless its charter provides otherwise, which our charter does not) to indemnify a director or officer who has been successful, on the merits or otherwise, in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity.  Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or are threatened to be made, a party by reason of their service in those or other capacities unless it is established that (1) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty, (2) the director or officer actually received an improper personal benefit in money, property or services or (3) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful.  However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received, unless in either case a court orders indemnification, and then only for expenses.  In addition, Maryland law permits a corporation to pay or reimburse reasonable expenses to a director or officer in advance of the final disposition of a proceeding upon the corporation’s receipt of (1) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (2) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

The Investment Management Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, Firsthand Capital Management, Inc., formerly named SiVest Group, Inc. (“FCM”), and the partners, managers, members, officers, employees and consultants of FCM and its managers and members are entitled to indemnification from the Company for any losses, liabilities, claims, damages or expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of FCM’s services under the Investment Advisory Agreement or otherwise as an investment adviser of the Company.

The Administration and Accounting Agreement provides that, absent intentional misconduct, bad faith or gross negligence with respect to its duties, we shall indemnify BNY Mellon Investment Servicing (US), Inc. (the “Administrator”) and its affiliates and their respective directors, trustees, officers, agents and employees from all claims, suits, actions, damages, losses, liabilities, obligations, costs and reasonable expenses (including attorneys’ fees and court costs, travel costs and other reasonable out-of-pocket costs related to dispute resolution) arising directly or indirectly from either any action or omission to act by any of the Company’s prior service providers or any action taken or omitted to be taken by the Administrator in connection with the provision of services to the Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of Investment Adviser.

FCM serves as the Registrant’s investment adviser.  Certain of the senior professionals of FCM also serve as officers and/or directors for the Company and/or Firsthand Funds, an affiliate of FCM.

Additional information regarding FCM and its personnel is set forth in its Form ADV as filed with the Securities and Exchange Commission (SEC File No. 801-70365) and is incorporated by reference herein.

Item 32.  Location of Accounts and Records.

The accounts books or other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are kept by the Registrant or its custodian, stock transfer agent, administrator and other relevant service providers.

The Registrant’s Administrator and Transfer Agent, BNY Mellon Investment Servicing (US), Inc., is located at 301 Bellevue Parkway, Wilmington, Delaware 19809.  The Registrant’s Custodian, BNY Mellon Investment Servicing (US) Inc., is located at 301 Bellevue Parkway, Wilmington, Delaware 19809 and its telephone number is 800-331-1710.

Item 33.  Management Services - not applicable.

Item 34.  Undertakings.

(1)
Registrant undertakes to suspend the offering of its common stock until it amends the prospectus filed herewith if (1) subsequent to the effective date of its registration statement, the net asset value of the company declines more than 10 percent from the net asset value of the company as of the effective date of the registration statement, or (2) the net asset value of the company increases to an amount greater than its net proceeds as stated in the prospectus.

(2)	Not Applicable.

(3)	Not Applicable.

(4)	Not Applicable

(5)	Registrant undertakes that:

(a) For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

(b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6)	Not Applicable

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Jose, in the State of California, on the 18th day of April, 2012.

FIRSTHAND TECHNOLOGY VALUE FUND, INC.

By:           /s/ Kevin Landis
Kevin Landis, Chief Executive Officer,
Chief Financial Officer, and Chairman of the Board of Directors

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

*
Greg Burglin	Director	April 18, 2012
*
Rodney Yee	Director	April 18, 2012
*
Kimun Lee	Director	April 18, 2012
/s/ Kevin Landis *
Kevin Landis	Chief Executive Officer, Chief Financial Officer, and Chairman of the Board of Directors	April 18, 2012

*By:	/s/ Kevin Landis
Signed by Kevin Landis pursuant to powers of attorney filed with this Registration Statement

INDEX OF EXHIBITS

(2)(h)	Form of Underwriting Agreement